Investment Objectives and Goals	Mar. 26, 2026
Inspire Global Hope ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Global Hope ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Global Hope ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index (“Global Hope Index”).

Inspire Small/Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Small/Mid Cap ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Small/Mid Cap ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index (“Small/Mid Cap Index”).

Inspire Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Inspire Corporate Bond ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Corporate Bond ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index (“Corporate Bond Index”).

Inspire 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Inspire 100 ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Inspire 100 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index (the “100 Index”).
Inspire International ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire International ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire International ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index (“International Index”).

Inspire Capital Appreciation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Capital Appreciation ETF (formerly, “Inspire Tactical Balanced ETF”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Inspire Capital Appreciation ETF (the “Fund”) seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long-term.
Inspire Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Inspire Growth ETF (formerly, “Inspire Momentum ETF”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Inspire Growth ETF (the “Fund”) seeks to outperform the results (before fees and expenses) of the broader U.S. stock market when momentum is in favor.
Inspire Fidelis Multi Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Fidelis Multi Factor ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Fidelis Multi Factor ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index (the “Index”).

Inspire 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire 500 ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Inspire 500 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index.